Supplemental Financial Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Supplemental Financial Information [Abstract]
Schedule of Effect of Changes in Other Assets and Liabilities on Cash Flows from Operating Activities	The net effect of changes in other assets and liabilities on cash flows from operating activities is as follows:

	Noble
	Successor	Predecessor
	Period From February 6, 2021 through Septe mber 30, 2021	Period From January 1, 2021 through February 5, 2021	Nine Months Ended September 30, 2020
Accounts receivable	$(20,980)	$(41,344)	$31,230
Other current assets	671	17,884	(4,950)
Other assets	(11,891)	8,521	1,483
Accounts payable	3,570	(16,819)	(1,485)
Other current liabilities	12,888	11,428	9,033
Other liabilities	5,569	(5,846)	(7,869)

Total net change in assets and liabilities	$(10,173)	$(26,176)	$27,442

	Finco
	Successor	Predecessor
	Period From February 6, 2021 through September 30, 2021	Period From January 1, 2021 through February 5, 2021	Nine Months Ended September 30, 2020
Accounts receivable	$(20,980)	$(41,344)	$299
Other current assets	460	19,398	8,124
Other assets	(11,874)	8,512	2,750
Accounts payable	6,584	(14,061)	(14,564)
Other current liabilities	12,751	11,623	9,002
Other liabilities	5,395	(5,936)	(7,869)

Total net change in assets and liabilities	$(7,664)	$(21,808)	$(2,258)

The net effect of changes in other assets and liabilities on cash flows from operating activities is as follows:

	Noble			Finco
	December 31,			December 31,
	2020	2019	2018	2020	2019	2018
Accounts receivable	$50,802	$2,057	$3,974	$19,588	$2,057	$3,974
Other current assets	(866)	3,573	(2,722)	7,830	4,046	(2,700)
Other assets	(2,369)	16,218	(10,378)	(800)	18,749	(6,424)
Accounts payable	357	(2,279)	14,955	(11,018)	(2,182)	14,795
Other current liabilities	8,582	(4,700)	(13,940)	16,055	(4,549)	(13,495)
Other liabilities	(10,941)	(24,577)	(26,829)	(10,941)	(24,577)	(26,829)

Total net change in assets and liabilities	$45,565	$(9,708)	$(34,940)	$20,714	$(6,456)	$(30,679)

Additional Cash Flow Information
Additional cash flow information is as follows:

	Noble			Finco
	December 31,			December 31,
	2020	2019	2018	2020	2019	2018
Cash paid during the period for:
Interest, net of amounts capitalized	$138,040	$289,457	$286,506	$138,040	$289,457	$286,506
Income taxes paid (refunded), net	(133,708)	8,181	(107,554)	(133,708)	8,181	(107,554)